Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Schedule of calculation of basic and diluted net income (loss) per share
	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Class A common stock
Numerator: Income attributable to Class A common stock
Investment income earned on marketable securities held in Trust Account	$4,110	$21,124
Less applicable Delaware franchise tax expense	(4,110)	(21,124)
Investment income attributable to Class A common stock	$0	$0
Denominator: Weighted average Class A common shares outstanding
Divided by basic and diluted weighted average shares outstanding, Class A common stock	11,500,000	11,500,000
Basic and diluted net income per share, Class A common Stock	$0.00	$0.00
Class B common stock
Numerator: Net loss excluding investment income attributable to Class A shares
Net loss	$(3,042,567)	$(1,052,699)
Investment income attributable to Class A common stock	0	0
Net loss applicable to Class B common stock	$(3,042,567)	$(1,052,699)

Denominator: Weighted average Class B common shares outstanding
Divided by basic and diluted weighted average shares outstanding, Class B common stock	2,875,000	2,875,000

Basic and diluted net loss per share, Class B common stock	$(1.06)	$(0.37)

Ambulnz, Inc. [Member]
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Summary of estimated useful live
Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5 – 8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Schedule of revenue disaggregated
	For the Years Ended December 31,
	2020	2019
Primary Geographical Markets
United States	$88,362,445	$45,931,306
United Kingdom	5,728,213	2,367,806
Total revenue	$94,090,658	$48,299,112

Major Segments/Service Lines
Transportation Services	$63,188,855	$46,424,896
Mobile Health	30,901,803	1,874,216
Total revenue	$94,090,658	$48,299,112

Schedule of estimated useful lives
Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5-8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Schedule of revenue disaggregated
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Primary Geographical Markets
United States	$59,946,797	$21,205,022	$107,308,709	$33,570,222
United Kingdom	2,239,200	1,331,707	4,246,682	2,343,599
Total revenue	$62,185,997	$22,536,729	$111,555,391	$35,913,821

Major Segments/Service Lines
Core Transportation Services	$28,936,421	$19,477,389	$47,740,979	$32,335,291
Mobile Health	33,249,576	3,059,340	63,814,412	3,578,530
Total revenue	$62,185,997	$22,536,729	$111,555,391	$35,913,821